SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Intangible assets under development [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	5 years
Distribution Rights [Member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	20 years
Customer-related intangible assets [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	10 years
Minimum [Member] | Technology-based intangible assets [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	5 years
Maximum [Member] | Technology-based intangible assets [member]
Accounting Policies [Line Items]
Intangible assets with definite useful life	7 years